Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000091784 | Apple, Inc.None_037833100
Holdings [Line Items]
Percent of Total Investments	5.30%
C000091784 | NVIDIA Corp.None_67066G104
Holdings [Line Items]
Percent of Total Investments	4.60%
C000091784 | Microsoft Corp.None_594918104
Holdings [Line Items]
Percent of Total Investments	4.20%
C000091784 | Alphabet, Inc.NoneA_02079K305
Holdings [Line Items]
Percent of Total Investments	4.00%
C000091784 | Broadcom, Inc.None_11135F101
Holdings [Line Items]
Percent of Total Investments	2.90%
C000091784 | Amazon.com, Inc.None_023135106
Holdings [Line Items]
Percent of Total Investments	2.40%
C000091784 | Advanced Micro Devices, Inc.None_007903107
Holdings [Line Items]
Percent of Total Investments	2.40%
C000091784 | Visa, Inc.NoneA_92826C839
Holdings [Line Items]
Percent of Total Investments	2.30%
C000091784 | JPMorgan Chase & Co.None_46625H100
Holdings [Line Items]
Percent of Total Investments	1.90%
C000091784 | Meta Platforms, Inc.NoneA_30303M102
Holdings [Line Items]
Percent of Total Investments	1.70%
C000091784 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000091784 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000091784 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000091784 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000091784 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000091784 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000091784 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000091784 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000091784 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000091784 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000091784 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000091784 | Options
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
Percent of Total Investments	(1.40%)
C000091784 | U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Percent of Total Investments	15.80%
C000091784 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Percent of Total Investments	21.90%
C000091784 | Common Stock
Holdings [Line Items]
Percent of Total Investments	63.70%
C000091784 | Warrants
Holdings [Line Items]
Percent of Total Investments	0.00%
C000091785 | Apple, Inc.None_037833100
Holdings [Line Items]
Percent of Total Investments	5.30%
C000091785 | NVIDIA Corp.None_67066G104
Holdings [Line Items]
Percent of Total Investments	4.60%
C000091785 | Microsoft Corp.None_594918104
Holdings [Line Items]
Percent of Total Investments	4.20%
C000091785 | Alphabet, Inc.NoneA_02079K305
Holdings [Line Items]
Percent of Total Investments	4.00%
C000091785 | Broadcom, Inc.None_11135F101
Holdings [Line Items]
Percent of Total Investments	2.90%
C000091785 | Amazon.com, Inc.None_023135106
Holdings [Line Items]
Percent of Total Investments	2.40%
C000091785 | Advanced Micro Devices, Inc.None_007903107
Holdings [Line Items]
Percent of Total Investments	2.40%
C000091785 | Visa, Inc.NoneA_92826C839
Holdings [Line Items]
Percent of Total Investments	2.30%
C000091785 | JPMorgan Chase & Co.None_46625H100
Holdings [Line Items]
Percent of Total Investments	1.90%
C000091785 | Meta Platforms, Inc.NoneA_30303M102
Holdings [Line Items]
Percent of Total Investments	1.70%
C000091785 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000091785 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000091785 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000091785 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000091785 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000091785 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000091785 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000091785 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000091785 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000091785 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000091785 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000091785 | Options
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
Percent of Total Investments	(1.40%)
C000091785 | U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Percent of Total Investments	15.80%
C000091785 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Percent of Total Investments	21.90%
C000091785 | Common Stock
Holdings [Line Items]
Percent of Total Investments	63.70%
C000091785 | Warrants
Holdings [Line Items]
Percent of Total Investments	0.00%